PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
Common Stock - 96.8%
AUSTRALIA - 0.4%
IDP Education Ltd.	28,848	$348,210

BRAZIL - 8.1%
B3 SA - Brasil Bolsa Balcao	67,400	719,959
Banco Bradesco S.A. (b)	24,000	214,800
Banco do Brasil S.A.	31,000	407,045
BRF S.A. (a)	18,400	161,006
Hapvida Participacoes e Investimentos S.A.	35,500	563,912
Itau Unibanco Banco Multiplo S.A. (b)	17,700	161,955
Localiza Rent a Car S.A.	11,655	137,361
Lojas Renner S.A..	11,100	155,048
Magazine Luiza S.A.	108,900	1,291,304
Notre Dame Intermedica Participacoes S.A.	89,600	1,520,173
Petroleo Brasileiro S.A. Petrobras (b)	68,100	1,085,514
Rumo S.A.	24,800	160,907
Totvs S.A.	32,900	527,928
YDUQS Part	18,900	223,171
		7,330,083
CANADA - 0.3%
CAE Inc.	9,100	241,310

CHINA - 22.2%
Aier Eye Hospital Group Co. Ltd.	49,300	279,987
Alibaba Group Holding Ltd. (a)(b)	32,025	6,792,503
Anhui Conch Cement Company Limited H	159,000	1,159,518
Baidu, Inc. (a)(b)	9,670	1,222,288
Centre Testing International Group Co. ltd.	598,700	1,281,510
China Construction Bank Corporation	250,000	216,017
China International Travel Service Limited	11,600	148,129
China Merchants Bank Co. ltd. - H Shares	155,000	797,015
Hangzhou Tigermed Consulting Co. ltd.	17,700	160,465
Industrial & Commercial Bank of China Ltd.	319,000	245,739
JD.com Inc. (a)(b)	32,100	1,130,883
Jiangsu Hengli Hydraulic Co., Ltd.	47,000	335,681
Jiangsu Hengrui Medicine Co. ltd.	7,900	99,259
Kweichow Moutai Co. ltd.	7,900	1,341,674
NetEase Inc. (b)	2,420	742,069
Ping An Insurance Group H Share	199,000	2,353,125
Shanghai International Airport Co. ltd.	15,300	172,973
TAL Education Group (a)(b)	6,100	294,020
Wuliangye Yibin Co. ltd.	47,900	914,650
Yum China Holdings Inc.	1,950	93,620
Zoomlion Heavy Industry Science and Technology Co. ltd.	374,000	313,557
		20,094,682
EGYPT - 0.2%
Commercial International Bank	42,171	218,081

FRANCE - 2.2%
Airbus SE	4,624	677,339
LVMH Moet Hennessy Louis Vuitton SE	1,607	747,257
Teleperformance SE	2,379	580,628
		2,005,224
GREECE - 0.7%
National Bank of Greece	185,131	627,668

HONG KONG - 12.3%
AIA Group Ltd.	78,000	819,181
ANTA Sports Products ltd.	131,000	1,173,134
China Huishan Dairy Holdings Co. ltd. (a)	208,000	-
China Overseas Land and Investment Ltd.	251,000	978,058
CNOOC Limited	462,000	768,740
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Li Ning Company Limited	297,500	891,879
Meituan Dianping - b	77,900	1,019,164
Ping An Healthcare and Technology Company Ltd.	28,900	210,941
Sunny Optical Technology (Group) Co. ltd.	68,300	1,182,946
Tencent Holdings Limited	77,100	3,718,024
WuXi Biologics (Cayman) Inc.	31,000	392,637
		11,154,704
HUNGARY - 1.0%
OTP Bank Nyrt.	17,270	903,273

INDIA - 7.8%
Asian Paints Ltd.	38,987	977,814
Escorts Limited	17,598	155,324
HDFC Bank Ltd.	53,638	958,490
Hindustan Unilever Ltd.	8,036	216,194
Housing Development Finance Corp Ltd.	30,186	1,020,485
ICICI Bank Limited	100,351	757,291
KEI Industries Ltd.	22,829	146,307
Larsen & Toubro Ltd.	27,925	510,550
Maruti Suzuki India Ltd.	1,637	169,025
PVR Cinemas	9,517	252,658
Reliance Industries Ltd.	82,538	1,753,024
Tata Consultancy Services Ltd.	2,863	86,839
		7,004,001
INDONESIA - 1.7%
PT Bank Rakyat Indonesia Tbk (a)	2,752,500	872,393
PT Bank Tabungan Pensiunan Nasi	2,280,100	698,032
		1,570,425
ISRAEL - 0.6%
CyberArk Software Ltd.	4,650	542,097

JAPAN - 1.2%
Anritsu Corporation	17,500	349,146
Keyence Corporation	1,280	453,386
Sony Corporation	4,500	306,488
		1,109,020
MEXICO - 1.5%
Grupo Aeroportuario del Centro Norte SAB de CV	46,000	345,223
Grupo Financiero Banorte SAB de C.V.	91,570	512,452
Wal-Mart de Mexico, S.A.B. de C.V.	179,200	515,678
		1,373,353
NETHERLANDS - 0.3%
ASML Holding N.V.	780	230,913

PANAMA - 0.2%
Copa Holdings, S.A.	2,020	218,322

PERU - 0.1%
Credicorp Ltd.	410	87,383

PHILIPPINES - 1.8%
Ayala Land, Inc.	455,200	408,957
BDO Unibank, Inc.	153,280	478,196
SM Prime Holdings, Inc.	654,900	544,403
Universal Robina Corporation	59,830	171,297
		1,602,853
POLAND - 0.2%
Dino Polska S.A.	3,928	149,300

QATAR - 0.1%
Qatar National Bank SAQ	16,124	91,182

RUSSIA - 4.2%
Gazprom (b)	54,719	450,228
LUKoil P.J.S.C. (b)	10,152	1,006,875
MMC Norilsk Nickel P.J.S.C. (b)	18,768	573,362
Sberbank	324,200	1,329,281
X5 Retail Group N.V. (c)	13,396	462,162
		3,821,908
SOUTH AFRICA - 0.6%
Bidvest Group Limited	8,447	123,748
Clicks Group Limited	15,121	277,582
FirstRand Limited	35,476	159,391
		560,721
SOUTH KOREA - 10.2%
Amore Pacific Corporation	1,123	194,215
LG Household & Healthcare	460	501,587
Naver Corp.	7,847	1,265,481
Samsung Electronics Company Limited	94,454	4,557,510
Shinhan Financial Group Co., Limited	8,395	314,690
SK Hynix, Inc.	29,629	2,410,903
		9,244,386
SWEDEN - 0.3%
Atlas Copco AB	5,656	226,138

SWITZERLAND - 0.3%
Nestle S.A.	1,990	215,394

TAIWAN - 11.8%
Accton Technology Corporation	36,000	201,755
CTBC Financial Holding Co. ltd.	581,000	434,146
Giant Manufacturing Co. ltd.	43,900	311,929
Largan Precision Co. ltd.	11,000	1,834,740
President Chain Store Corp.	8,000	81,129
Realtek Semiconductor Corporation	123,000	964,239
Taiwan Semiconductor Manufacturing Co. ltd. (b)	96,500	5,606,650
WIN Semiconductors Corp.	90,000	882,677
Wiwynn Corporation	13,500	285,969
		10,603,234
THAILAND - 0.8%
Airports of Thailand Public Company Limited (c)	216,000	535,425
CP ALL PCL (d)	54,400	131,216
		666,641
TURKEY - 0.6%
BIM Birlesik Magazalar A.S.	10,293	80,731
Koç Holding A.S.	38,219	130,545
Turk Telekomunikasyon A.S. (a)	284,773	352,795
		564,071
UNITED ARAB EMERATES - 0.3%
First Abu Dhabi Bank	56,500	233,190

UNITED KINGDOM - 0.3%
AstraZeneca plc	2,248	226,907
Commercial International Bank S.A.E. (c)	7,287	37,164
		264,071
UNITED STATES - 4.5%
Estee Lauder Companies, Inc. (The)	2,900	598,966
Facebook, Inc. (a)	1,480	303,770
Globant S.A.	1,090	115,594
MasterCard Incorporated	1,540	459,829
Match Group, Inc.	2,430	199,527
Mercado Libre, Inc.	390	223,057
Microsoft Corporation	6,920	1,091,284
Visa, Inc.	4,810	903,799
WNS (Holdings) Limited (b)	1,998	132,168
		4,027,994
TOTAL COMMON STOCK
(Cost $72,726,071)		87,329,832

Preferred Stock - 0.4%
SOUTH KOREA - 0.4%
Samsung Electronics Co. ltd.
(Cost $358,267)	9,534	374,287

P-Notes - 1.0%
SAUDI ARABIA - 0.4%
AL Rajhi Bank	10,180	176,959
Leejam Sports Co JSC	9,819	212,307
		389,266

VIETNAM - 0.6%
JSC Bank for Foreign Trade of Vietnam	133,520	519,699
JSC Bank for Foreign Trade of Vietnam	8,800	34,252
		553,951
TOTAL P-NOTES
(Cost $739,265)		943,217

Exchange Traded Funds - 1.7%
United States - 1.7%
iShares Core MSCI Emerging Markets ETF	28,700	1,542,912
(Cost $1,508,087)

	Par Value	Value
Short Term Investments - 0.1%
State Street Bank & Trust Co., Repurchase Agreement	$131,144	131,144
0.12%, 01/02/20, (Dated 12/31/19), Collateralized by 135,000 par
US TREASURY N/B- 2.875% due 10/15/2021,
Market Value $ 138,824.44 Repurchase Proceeds $131,145.33
(Cost $131,144)

TOTAL INVESTMENTS - 100.0%
(Cost $75,462,834)		90,321,392
OTHER ASSETS & LIABILITIES (Net) - 0.0%		13,188
NET ASSETS - 100%		$90,334,580

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2019.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non-Voting Depositary Receipts
(e)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 75,785,618 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,050,204
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(514,430)

Net unrealized appreciation / (depreciation)	$14,535,774

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.2%
Communication Services	8.1%
Industrials	7.0%
Consumer Staples	6.7%
Energy	5.6%
Health Care	3.8%
Materials	3.0%
Real Estate	2.1%
Utilites	0.0%
Mutual Funds	1.7%
Cash and Other Assets (Net)	0.1%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
Common Stock - 96.5%
AUSTRALIA - 1.9%
BHP Group plc (a)	1,732,100	$81,426,021

AUSTRIA - 1.4%
Andritz AG	1,343,300	57,909,312

BELGIUM - 2.0%
Solvay S.A.	724,218	83,987,336

CANADA - 6.0%
Magna International Inc.	1,571,117	86,281,165
Methanex Corporation	2,119,293	81,976,509
Toronto-Dominion Bank	1,446,964	81,282,212
		249,539,886
COLOMBIA - 1.8%
Bancolombia S.A. (a)	769,800	42,177,342
Bancolombia S.A.	2,504,600	33,582,935
		75,760,277
FINLAND - 2.1%
Kone OYJ, Class B	1,354,200	88,602,611

FRANCE - 7.7%
Imerys SA	1,417,509	59,962,660
Ipsos	802,680	26,087,663
Michelin (CGDE)	653,200	80,004,625
Publicis Groupe	1,532,543	69,439,726
Vinci SA	775,400	86,179,736
		321,674,410
GERMANY - 10.5%
BASF SE	1,032,300	78,052,658
Deutsche Telekom AG	4,949,177	80,953,701
Hannover Rueck SE	570,300	110,314,555
Lanxess AG	1,255,000	84,281,897
Muenchener Rueckversicherungs-Gesellschaft	281,530	83,123,649
		436,726,460
INDIA - 2.0%
Infosys Limited - SP (a)	8,018,684	82,752,819

IRELAND - 1.8%
Greencore Group plc	21,094,335	74,985,435

ITALY - 0.0%
Trevi Finanziaria SpA (b)	76,022	1,361,270

JAPAN - 7.9%
Asahi Group Holdings Ltd.	1,750,800	80,285,615
Daicel Corporation	221,700	2,140,186
Kansai Electric Power Company Inc.	6,985,500	81,288,039
KDDI Corporation	2,769,900	82,919,843
Sumitomo Mitsui Trust Holdings, Inc.	2,093,700	83,563,032
		330,196,715
NORWAY - 6.1%
DNB Bank ASA	4,684,430	87,465,235
SpareBank 1 SR-Bank ASA	6,026,487	68,611,844
Sparebanken Vest	1,762,072	12,718,848
Yara International ASA	2,081,400	86,540,856
		255,336,783
PUERTO RICO - 2.3%
Popular, Inc.	1,618,550	95,089,813

SINGAPORE - 2.0%
United Overseas Bank Limited	4,227,586	83,033,166

SOUTH AFRICA - 1.1%
Sasol Limited	2,081,935	45,203,050

SOUTH KOREA - 10.1%
Hyundai Mobis Company, Limited	270,400	59,857,668
Kia Motors Corporation	1,816,400	69,580,630
KT&G Corporation	747,900	60,662,389
LG Uplus Corporation	4,279,583	52,548,816
Samsung Electronics Company Limited	1,762,399	85,037,714
Shinhan Financial Group Co., Limited	1,370,400	51,370,003
SK Hynix, Inc.	500,200	40,701,128
		419,758,348
SWEDEN - 5.9%
Duni AB	1,501,516	20,761,100
Loomis AB, Class B	1,541,983	63,994,885
SKF AB-B	4,510,700	91,428,542
Svenska Handelsbanken AB, Class A	6,598,700	71,253,701
		247,438,228
SWITZERLAND - 2.0%
Novartis AG	877,150	83,270,580

THAILAND - 1.7%
Siam Commercial Bank PCL	17,421,900	70,958,454

UNITED KINGDOM - 20.2%
Babcock International Group plc	12,265,525	102,435,678
Bellway plc	2,226,537	112,473,745
Cineworld Group plc	27,520,500	80,008,672
Inchcape plc	4,649,024	43,551,674
Linde plc	391,844	83,423,588
Mondi plc	3,898,100	90,997,034
Next plc	1,181,950	110,065,404
Signature Aviation plc	12,086,337	50,870,528
Standard Chartered plc	6,864,312	64,887,238
Taylor Wimpey plc	41,105,900	105,487,013
		844,200,574

TOTAL COMMON STOCK
(Cost $ 3,587,489,808)		4,029,211,548

	Par Value	Value
SHORT TERM INVESTMENTS - 3.2%
Money Market - 3.2
State Street Bank Institutional U.S. Government Money Market Fund, 1.53% (c)	132,339,498	$132,339,498
(Cost $ 132,339,498)

TOTAL INVESTMENTS - 99.7		4,161,551,046
(Cost $ 3,719,829,306)
OTHER ASSETS & LIABILITIES (NET) -0.3%		10,822,199
NET ASSETS - 100%		$4,172,373,245

(a)	ADR - American Depository Receipts
(b)	Non income producing.
(c)	Interest rate reflects seven-day effective yield on December 31, 2019.
(d)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 3,744,368,610 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$556,390,911
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(139,208,475)

Net unrealized appreciation/(depreciation)	$417,182,436

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.9%
Materials	18.6%
Consumer Discretionary	16.5%
Industrials	13.0%
Communication Services	9.4%
Consumer Staples	5.2%
Information Technology	5.0%
Health Care	2.0%
Utilities	1.9%
Cash and Other Assets (Net)	3.5%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
Common Stock - 98.0%
BRAZIL - 2.1%
Equatorial Energia S.A.	3,468,185	$19,648,479

CHINA - 2.6%
China Hongxing Sports Limited * (a)	10,258,400	-
Shanghai Mechanical & Electrical Industry Co.Limited - B	9,304,866	13,799,116
Xinhua Winshare Publishing and Media Co., Limited	13,940,500	10,488,375
		24,287,491
COLUMBIA - 0.4%
Tecnoglass, Inc.	438,764	3,619,803

CZECH REPUBLIC - 1.7%
Moneta Money Bank A.S.	4,286,800	16,089,567

DENMARK - 2.8%
DFDS A/S	537,210	26,230,957

EGYPT - 0.3%
Egypt Kuwait Holding Company S.A.E.	2,150,882	2,774,638

FINLAND - 0.4%
Valmet Oyj	150,000	3,596,969

FRANCE - 2.6%
Bonduelle S.A.	167,100	4,370,957
Elis SA	984,900	20,455,403
		24,826,360
GERMANY- 0.9%
Sixt SE	87,325	8,788,870

HONG KONG - 3.0%
AMVIG Holdings Limited	18,322,000	4,634,163
Samson Holding Limited (a)	76,489,800	4,222,836
VSTECS Holdings Limited	9,537,360	4,898,018
VTech Holdings Limited	1,516,700	14,994,178
		28,749,195
INDIA - 4.2%
LIC Housing Finance Limited	2,330,700	14,166,439
NIIT Technologies Limited	688,475	15,307,343
South Indian Bank Limited	72,656,800	10,331,825
		39,805,607
IRELAND - 6.1%
Glanbia plc	1,403,600	16,167,203
Greencore Group plc	6,398,600	22,745,529
Origin Enterprises plc	2,077,504	8,652,865
UDG Healthcare plc	991,785	10,606,960
		58,172,557
ITALY - 2.0%
De'Longhi SpA	915,484	19,373,419

JAPAN - 17.9%
Daicel Corporation	2,178,700	21,032,129
Dowa Holdings Co., Limited	534,200	20,032,807
IBJ Leasing Company, Limited	780,100	24,587,885
Iwatani Corporation	559,300	19,121,148
Kanematsu Corporation	1,680,000	22,773,110
Nihon House Holdings Co., Limited	2,187,400	9,984,359
Prima Meat Packers Limited	883,300	20,622,391
Tsubakimoto Chain Co., Limited	638,900	22,724,414
VT Holdings Co., Limited	2,117,700	9,471,331
		170,349,574
NORWAY - 6.3%
ABG Sundal Collier Holding ASA	11,121,788	5,052,221
Borregaard ASA	853,511	9,231,401
Fjord1 ASA	1,136,810	4,737,005
Sbanken ASA	641,302	5,446,736
SpareBank Nord-Norge	696,089	6,221,130
Sparebank 1 Oestlandet	488,388	5,143,297
SpareBank 1 SMN	829,528	9,463,105
SpareBank 1 SR-Bank ASA	836,926	9,528,443
Sparebanken Vest	763,692	5,512,421
		60,335,759
PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,086,705	12,479,189

SOUTH KOREA - 3.8%
Cuckoo Holdings Co., Limited	100,444	9,119,824
DGB Financial Group, Inc.	2,198,642	13,536,539
ENF Technology Co., Limited	531,817	13,152,290
		35,808,653
SWEDEN - 2.8%
Duni AB	396,845	5,487,080
Loomis AB, Class B	514,061	21,334,395
		26,821,475
TAIWAN - 11.9%
Cathay Real Estate Development Co., Ltd.	3,970,300	2,774,720
Elite Material Co., Ltd.	3,126,600	14,289,095
Hitron Technologies Inc.	14,548,800	13,589,298
Holtek Semiconductor, Inc.	6,413,500	14,698,184
Huaku Development Co., Limited	5,281,800	16,315,665
Kings Town Bank	8,927,500	9,976,690
Sercomm Corporation	5,444,000	14,110,778
Sitronix Technology Corporation	2,389,100	13,349,376
Taiwan Union Technology Corporation	2,796,900	13,808,627
		112,912,433
THAILAND - 4.8%
Hana Microelectronics PCL	14,505,580	16,707,174
Ratch Group PCL	7,190,300	16,503,213
Thanachart Capital PCL	7,284,400	13,010,571
		46,220,958
UNITED KINGDOM - 20.1%
Cineworld Group plc	6,077,600	17,669,036
Crest Nicholson Holdings plc	3,698,100	21,188,473
Galliford Try plc	2,264,868	25,830,163
Halfords Group plc	8,157,211	18,324,706
Inchcape plc	2,255,307	21,127,530
Keller Group plc	1,345,439	13,389,478
Lancashire Holdings Limited	2,027,539	20,634,927
OneSavings Bank plc	4,615,917	26,545,155
Signature Aviation plc	2,831,468	11,917,446
Vitec Group plc	321,708	4,695,620
Wetherspoon (J.D.) plc	472,890	10,434,959
		191,757,493

TOTAL COMMON STOCK
(Cost $ 847,932,132)		932,649,446

	Par Value	Value
SHORT TERM INVESTMENTS - 1.7%
Money Market -1.7%
State Street Bank Institutional U.S. Government Money Market Fund, 1.53% (b) (Cost $ 16,272,476)	$16,272,476	$16,272,476

TOTAL INVESTMENTS - 99.7%
(Cost $ 864,204,608)		948,921,922
OTHER ASSETS & LIABILITIES (NET) - 0.3%		3,086,537
NET ASSETS - 100%		$952,008,459

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2019.
(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2019.
(c)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 869,698,610 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$131,125,171
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(51,901,860)

Net unrealized appreciation/(depreciation)	$79,223,311

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	20.6%
Financials	20.5%
Consumer Discretionary	15.1%
Information Technology	14.3%
Materials	7.8%
Consumer Staples	7.6%
Utilities	5.1%
Energy	2.0%
Real Estate	2.0%
Communication Services	1.9%
Health Care	1.1%
Cash and Other Assets (Net)	2.0%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Common Stock - 96.9%
	Shares	Value
ARGENTINA - 1.3%
Globant S.A.	1,470	$155,894

AUSTRALIA - 6.1%
Afterpay Touch Group Ltd.	3,347	68,894
Altium Limited	6,125	149,500
Appen Limited	6,768	106,863
Baby Bunting Group Limited	48,112	113,644
Northern Star Resources Ltd.	19,821	157,595
Pro Medicus Limited	4,010	63,005
WiseTech Global Limited	4,478	73,570
		733,071

AUSTRIA - 0.4%
Schoeller-Bleckmann Oilfield Equipment AG	942	53,194

BRAZIL - 1.8%
BK Brasil Operacao E Assessoria A Restaurantes S.A.	28,211	124,690
CVC Brasil Operadora e Agência de Viagens S.A.	7,925	86,289
		210,979
CANADA - 4.9%
Canada Goose Holdings, Inc.	2,436	88,281
Descartes Systems Group, Inc. (The)	2,323	99,238
goeasy Ltd.	3,875	207,872
Kinaxis, Inc.	1,257	96,973
Ritchie Bros. Auctioneers	2,063	88,662
		581,026

CHINA - 3.0%
Beijing Easpring Material Technology Co. ltd.	28,500	111,697
China Aoyuan Group Limited	50,749	82,749
Hangzhou Tigermed Consulting Co. ltd.	18,750	169,985
		364,431
DENMARK - 0.9%
SimCorp A/S	927	105,499

EGYPT - 3.1%
Cleopatra Hospitals Group	222,409	80,649
Crédit Agricole Egypt	51,027	138,298
Integrated Diagnostics Holdings	18,965	75,860
Juhayna Food Industries S.A.E.	143,446	76,862
		371,669
FINLAND - 1.4%
Revenio Group OYJ	5,843	172,191

FRANCE - 1.9%
Devoteam S.A.	1,082	114,790
Lumibird S.A.	6,691	114,177
		228,967
GERMANY - 4.8%
Dermapharm Holding SE	4,528	202,063
Evotec AG	3,166	81,927
M1 Kliniken AG	3,124	50,152
New Work SE	337	110,473
VIB Vermögen AG	3,925	131,311
		575,926
HONG KONG - 1.6%
Anton Oilfield Services Group	1,079,001	123,295
China Everbright Greentech Limited	126,518	68,548
		191,843
HUNGARY - 0.8%
Richter Gedeon Nyrt.	4,639	100,875

ICELAND - 1.5%
Össur hf.	22,363	175,719

INDONESIA - 2.4%
PT Bank Tabungan Pensiunan Nasi	649,252	198,763
PT Mayora Indah Tbk.	573,153	84,636
		283,399
IRELAND - 0.9%
Keywords Studios plc	5,162	102,605

ISRAEL - 1.9%
CyberArk Software Ltd.	863	100,608
Mellanox Technologies ltd.	1,104	129,367
		229,975
ITALY - 0.9%
BasicNet S.p.A.	18,272	106,668

JAPAN - 23.3%
en-Japan, Inc.	3,400	149,404
Fancl Corporation	5,800	155,428
GMO Payment Gateway, Inc.	2,000	137,671
Harmonic Drive Systems, Inc.	4,300	208,540
Infomart Corporation	28,600	259,246
Lasertec Corporation	9,400	480,965
Nihon M&A Center Inc.	6,100	211,351
Open Door, Inc.	3,000	43,206
Outsourcing, Inc.	8,900	94,844
PeptiDream, Inc.	4,300	221,598
Rakus Co. ltd.	8,600	158,364
SHIFT Inc.	1,500	110,155
SHO-BOND Holdings Co. ltd.	3,600	150,407
Sushiro Global Holdings Ltd.	2,200	189,702
TechnoPro Holdings, Inc.	1,900	133,760
THK Co. ltd.	3,200	87,403
		2,792,044
KENYA - 0.9%
Equity Group Holdings Limited	202,731	107,016

LUXEMBOURG - 1.0%
Solutions 30 S.E.	10,162	113,627

NETHERLANDS - 0.5%
Shop Apotheke Europe N.V.	1,236	60,360

NEW ZEALAND - 1.0%
Synlait Milk Limited	19,625	118,235

NORWAY - 3.0%
Hexagon Composites ASA	12,911	53,432
NEL ASA	102,385	100,829
Norway Royal Salmon ASA	7,369	200,680
		354,941
PHILIPPINES - 0.9%
Puregold Price Club, Inc.	144,000	113,022

POLAND - 1.3%
Dino Polska S.A.	4,209	159,981

SINGAPORE - 3.7%
iFAST Corporation Ltd.	179,400	138,754
Silverlake Axis Ltd.	290,800	88,669
Singapore Medical Group Limited (a)	325,700	72,666
Yanlord Land Group Limited	159,600	143,618
		443,707
SOUTH KOREA - 0.9%
Dentium Co. ltd.	933	43,405
Minwise Co. ltd.	5,372	69,446
		112,851
SWEDEN - 5.9%
CellaVision AB	3,086	105,517
Medicover AB-B	15,524	180,423
MIPS AB	5,658	120,133
Thule Group AB	3,534	81,692
Vitrolife AB	5,619	118,764
XVIVO Perfusion AB	5,322	96,824
		703,353
SWITZERLAND - 2.6%
Gurit Holding AG-BR	109	168,221
Siegfried Holding AG	285	138,076
		306,297
TAIWAN - 1.1%
Merida Industry Co. ltd.	15,268	89,896
TaiMed Biologics, Inc. (a)	13,581	44,897
		134,793
THAILAND - 1.0%
Muangthai Capital PCL	53,900	114,714

UNITED ARAB EMIRATES - 1.3%
Aramex PJSC	159,457	154,979

UNITED KINGDOM - 8.4%
Boohoo Group plc	41,025	162,165
Clinigen Group plc	13,414	164,552
Countryside Properties plc	37,021	223,609
Dechra Pharmaceuticals plc	4,051	155,883
Electrocomponents plc	17,541	157,713
Gym Group plc (The)	37,232	142,775
		1,006,697
UNITED STATES - 0.5%
Burford Capital Ltd.	6,679	63,100

TOTAL COMMON STOCK
(Cost $9,622,304)		11,603,648

SHORT TERM INVESTMENTS - 2.8%
	Par Value	Value
Money Market - 2.8%
State Street Bank Institutional U.S. Government Money Market Fund, 1.53% (b)	339,165	$339,165
(Cost $339,165)

TOTAL INVESTMENTS - 99.7%
(Cost $9,961,469)		11,942,813
OTHER ASSETS & LIABILITIES (Net) - 0.3%		36,597
NET ASSETS - 100%		$11,979,410

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2019.
(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2019.
(c)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 9,958,896 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,567,459
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(583,542)

Net unrealized appreciation / (depreciation)	$1,983,917

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	22.8%
Health Care	21.9%
Consumer Discretionary	13.3%
Financials	11.0%
Industrials	10.3%
Consumer Staples	7.6%
Materials	3.6%
Real Estate	3.0%
Energy	1.5%
Communication Services	1.3%
Utilites	0.6%
Cash and Other Assets (Net)	3.1%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
Common Stock - 100.0%
AUTOMOBILES - 3.1%
Winnebago Industries, Inc.	64,467	$3,415,462

BANKS - 27.9%
Ameris Bancorp	57,600	2,450,304
BOK Financial Corporation	11,964	1,045,654
Brookline Bancorp, Inc.	167,300	2,753,758
Bryn Mawr Bank Corporation	61,746	2,546,405
Cambridge Bancorp	31,030	2,487,055
Central Pacific Financial Corporation	74,083	2,191,375
Colony Bankcorp, Inc.	157,079	2,591,804
Dime Community Bancshares, Inc.	108,600	2,268,654
F.N.B. Corporation	197,580	2,509,266
International Bancshares Corporation	64,900	2,795,243
OFG Bancorp	108,400	2,559,324
RBB Bancorp	98,097	2,076,714
South Plains Financial, Inc.	137,200	2,863,364
		31,138,920
BUILDING PRODUCTS - 1.8%
Continental Building Products Inc. (a)	54,701	1,992,757

CAPITAL MARKETS - 2.2%
Hercules Capital, Inc.	172,476	2,418,114

CHEMICALS - 4.1%
Cabot Corporation	63,373	3,011,485
Ferro Corporation (a)	103,935	1,541,356
		4,552,841
COMMUNICATIONS EQUIPMENT - 2.0%
Bel Fuse, Inc. Class B	111,100	2,277,550

ELECTRIC UTILITIES - 2.1%
ALLETE, Inc.	28,900	2,345,813

ELECTRICAL EQUIPMENT - 2.6%
Regal Beloit Corporation	34,389	2,944,042

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
Avnet, Inc.	50,500	2,143,220
Insight Enterprises, Inc. (a)	37,327	2,623,715
		4,766,935
ENERGY EQUIPMENT & SERVICES - 2.2%
Dril-Quip, Inc. (a)	51,500	2,415,865

ENTERTAINMENT - 2.1%
Cinemark Holdings, Inc.	67,791	2,294,725

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
EPR Properties	31,110	2,197,610
Physicians Realty Trust	136,022	2,576,257
		4,773,867
FOOD PRODUCTS - 2.4%
Sanderson Farms, Inc.	15,300	2,696,166

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Natus Medical, Inc. (a)	83,120	2,742,129

HEALTH CARE TECHNOLOGY - 2.3%
Computer Programs and Systems, Inc.	99,250	2,620,200

HOUSEHOLD PRODUCTS - 2.4%
Central Garden and Pet Company, Class A (a)	91,200	2,677,632

INSURANCE - 2.1%
United Insurance Holdings Corporation	190,851	2,406,631

INTERNET & DIRECT MARKETING RETAIL - 2.5%
PetMed Express, Inc.	118,500	2,787,120

IT SERVICES - 2.1%
EVERTEC Inc	69,900	2,379,396

MACHINERY - 4.2%
Exco Technologies Limited	384,900	2,354,228
Greenbrier Companies, Inc. (The)	70,800	2,296,044
		4,650,272
OIL, GAS & CONSUMABLE FUELS - 2.0%
Diamondback Energy, Inc.	24,070	2,235,140

PHARMACEUTICALS - 0.6%
Phibro Animal Health Corporation	25,500	633,165

PROFESSIONAL SERVICES - 4.3%
BG Staffing, Inc.	96,643	2,115,515
Kforce, Inc.	67,594	2,683,482
		4,798,997
ROAD & RAIL - 2.0%
Knight-Swift Transportation Holdings, Inc.	62,194	2,229,033

SPECIALTY RETAIL - 2.2%
Asbury Automotive Group, Inc. (a)	22,346	2,498,059

TEXTILES & APPAREL & LUXURY GOODS -2.4%
Deckers Outdoor Corporation (a)	15,900	2,684,874

TRADING COMPANIES & DISTRIBUTORS - 7.3%
Air Lease Corporation	56,300	2,675,376
Univar Inc. (a)	115,497	2,799,647
WESCO International, Inc. (a)	44,900	2,666,611
		8,141,634

TOTAL COMMON STOCK
(Cost $ 86,141,717)		111,517,339

	Par Value	Value
SHORT TERM INVESTMENTS - 0.0%
Money Market -0.0%
State Street Bank Institutional U.S. Government Money Market Fund, 1.53% (b)	$42,231	$42,231
(Cost $ 42,231)

TOTAL INVESTMENTS - 100.0%
(Cost $ 86,183,948)		111,559,570
OTHER ASSETS & LIABILITIES (NET) - (0.0)%		(45,898)
NET ASSETS - 100%		$111,513,672

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2019.
(c)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 86,195,708 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,871,949
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,508,087)

Net unrealized appreciation / (depreciation)	$25,363,862

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	32.2%
Industrials	22.2%
Consumer Discretionary	10.2%
Information Technology	8.4%
Health Care	5.4%
Consumer Staples	4.8%
Real Estate	4.3%
Energy	4.2%
Materials	4.1%
Utilities	2.1%
Communication Services	2.1%
Cash and Other Assets (Net)	0.0%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
Common Stock - 96.4%
AEROSPACE & DEFENSE - 2.0%
United Technologies Corporation	17,946	2,687,593

BANKS - 5.0%
U.S. Bancorp	53,157	3,151,679
Wells Fargo & Company	62,595	3,367,611
		6,519,290
BEVERAGES - 1.9%
Coca-Cola Company (The)	34,045	1,884,391
PepsiCo, Inc.	3,835	524,129
		2,408,520
COMMUNICATIONS EQUIPMENT - 5.0%
Cisco Systems, Inc.	67,643	3,244,158
QUALCOMM Incorporated	37,591	3,316,654
		6,560,812
COMPUTERS & PERIPHERALS - 0.4%
Teradata Corporation (a)	20,351	544,796

DIVERSIFIED FINANCIAL SERVICES - 2.5%
American Express Company	25,966	3,232,508

ELECTRICAL EQUIPMENT - 1.1%
Honeywell International, Inc.	7,901	1,398,477

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corporation	8,275	895,603

FOOD & STAPLES RETAILING - 2.8%
Costco Wholesale Corporation	12,546	3,687,520

FOOD PRODUCTS - 1.5%
Nestle, S.A. (b)	18,553	2,008,548

HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
Abbott Laboratories	19,534	1,696,723
Becton, Dickinson and Company	6,228	1,693,829
Medtronic plc	35,048	3,976,196
Stryker Corporation	3,879	814,357
		8,181,105
HEALTH CARE PROVIDERS & SERVICES - 6.7%
Anthem, Inc.	11,214	3,386,964
UnitedHealth Group, Inc.	18,452	5,424,519
		8,811,483
HOTELS, RESTAURANTS & LEISURE - 0.4%
Compass Group plc (b)	19,932	503,283

HOUSEHOLD PRODUCTS - 4.3%
Reckitt Benckiser Group plc	33,092	2,649,677
Unilever plc (b)	51,969	2,971,068
		5,620,745
INDUSTRIAL CONGLOMERATES - 1.6%
3M Company	11,758	2,074,346

INTERACTIVE MEDIA & SERVICES - 7.9%
Alphabet, Inc. A (a)	2,877	3,853,425
Alphabet, Inc. C (a)	3,258	4,356,011
Facebook, Inc. (a)	9,873	2,026,433
		10,235,869
IT Services - 19.8%
Accenture plc	21,622	4,552,944
Cognizant Technology Solutions Corporation	47,126	2,922,755
MasterCard Incorporated	4,599	1,373,215
Microsoft Corporation	47,800	7,538,060
Oracle Corporation	106,597	5,647,509
SAP AG (b)	16,348	2,190,469
Visa, Inc.	8,656	1,626,462
		25,851,414
MULTILINE RETAIL - 2.9%
TJX Companies, Inc. (The)	61,439	3,751,465

PHARMACEUTICALS - 9.6%
Johnson & Johnson	29,231	4,263,926
Merck & Co., Inc.	28,973	2,635,095
Novartis AG (b)	23,439	2,219,439
Pfizer Inc.	8,929	349,838
Roche Holding ltd. (b)	74,367	3,023,762
		12,492,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Taiwan Semiconductor Manufacturing Co. ltd. (b)	49,989	2,904,361
Texas Instruments, Inc.	17,685	2,268,809
		5,173,170
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.1%
Apple, Inc.	31,474	9,242,340

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
V.F. Corporation	1,594	158,858

TOBACCO - 2.8%
British American Tobacco plc (b)	54,572	2,317,127
Philip Morris International, Inc.	15,518	1,320,427
		3,637,554

TOTAL COMMON STOCK
(Cost $104,006,955)		125,677,359

	Par Value	Value
Short Term Investments - 3.8%
State Street Bank & Trust Co., Repurchase Agreement	$4,903,276	4,903,276
0.12%, 01/02/20, (Dated 12/31/19), Collateralized by 135,000 par
US TREASURY N/B- 2.875% due 10/15/2021,
Market Value $5,002,893.56 Repurchase Proceeds $4,903,308.72 (Cost $4,903,276)

TOTAL INVESTMENTS - 100.2%
(Cost $108,910,231)		130,580,635
OTHER ASSETS & LIABILITIES (NET) - (0.2%)		(270,737)
NET ASSETS - 100%		$130,309,898

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	At December 31, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $109,286,450 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,202,261
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(908,076)

Net unrealized appreciation / (depreciation)	$21,294,185

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	37.0%
Health Care	22.6%
Consumer Staples	13.3%
Communication Services	7.9%
Financials	7.5%
Industrials	4.7%
Consumer Discretionary	3.4%
CASH + other assets (net)	3.6%
100.0%